UNITED STATES SECURITIES AND EXCHANGE COMMISSION
				 Washington, D. C.  20549

				  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2011

Check here if Amendment  [ ];  Amendment Number:
This Amendment (check only one): 	[ ] is a restatement.
					[ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		Freestone Capital Holdings, LLC
Address:	1918 Eighth Ave Ste 3400
		Seattle, Washingtton 98101

13F File Number: 028-13894

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting  manager:

Name:	Scott Svenson
Phone:	206-398-1100
Signature, Place and Date of Signing:



/s/Scott Svenson	Seattle, Washington	Aug 11, 2011

Report Type (Check only one):
[ ]	13F Holdings Report
[x]	13F Notice
[ ]	13F Combination Report

List of other managers reporting for this manager:

Form 13F File Number: 028-13898
Scott Svenson